FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF ROLL FORWARD FOR CONVERTIBLE NOTE

The following is a roll forward of balances for the 2023 Convertible Note for the year ended December 31, 2024:

Level 3
Issuance consideration	$7,675,000
Allocation of consideration to warrants	(1,214,594)
Conversions to Ordinary shares at fair value	(755,470)
Conversions to Preferred shares at fair value	(5,117,098)
Changes in fair value	(345,396)
Fair value at December 31, 2023	$242,442
Changes in fair value	(22,602)
Cancellation of convertible note	(219,840)
Fair value at December 31, 2024	$-

SCHEDULE OF FAIR VALUE ON VALUATION TECHNIQUE

The convertible note fair value was measured using a binomial lattice model utilizing observable inputs (e.g. the Company’s stock price) and unobservable inputs (e.g. the expected volatility and instrument specific borrowing rate) that cause the valuation measurements to be classified as Level 3. The following assumptions were within the model:

Risk-free interest rate	3.84%-4.38%
Remaining contractual term (years)	5-4.5
Expected volatility	65%-63%
Annual dividend yield	0.00%
Fair value of common stock (per share)	$85-$8.5
Borrowing rate	14.5%

SCHEDULE OF DERIVATIVE LIABILITY

The following table presents the rollforward of the Level 3 derivative liability for the year ended December 31, 2025:

Level 3
Fair value at inception – November 20, 2025	$918,069
Change in fair value	(512,138)
Fair value at December 31, 2025	$405,931

FRGT [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF BINOMIAL LATTICE MODEL AT THE TWO MEASUREMENTS

The following significant assumptions were used in the binomial lattice model at the two measurement dates:

	November 20, 2025	December 31, 2025
Stock price (split-adjusted / actual post-split)	$4.25	$1.68
Fixed conversion price (RS-adjusted)	$4.50	$4.50
Floor conversion price (RS-adjusted)	$0.70	$0.70
Market price discount	95%	95%
Conversion premium	120%	120%
Expected volatility	120%	120%
Risk-free interest rate	4.50%	4.50%
Expected term (years)	2	1.89
Expected dividend yield	0%	0%
Binomial lattice steps	500	500

JAK Solar Loans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of lattice model as of the acquisition

The following significant assumptions were used in the lattice model as of the acquisition date, December 31, 2025:

FRGT stock price (closing price, December 31, 2025)	$1.68
Stated value per Series C Preferred Share	$1.00
Fixed price / Initial conversion price	$2.0160
Floor price for conversion	$0.3360
Expected volatility (1-year / 2-year / 3-year)	148.9% / 127.3% / 135.9%
Risk-free interest rate (1-year / 2-year / 3-year)	3.42% / 3.41% / 3.49%
Expected term (primary)	2 years
Expected dividend yield	0%
Average VWAP discount	6.03%
Discount for Lack of Marketability (DLOM)	30.83%
Fair value per Series C Preferred Share	$1.0413
Number of Series C Preferred Shares issued	5,500,000
Total fair value of Series C Preferred Shares	$5,727,021

Black Scholes Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF BLACK-SCHOLES OPTION-PRICING MODEL.

Stock price on November 19, 2025 (pre 1-to-5 reverse split effective December 15, 2025)	$0.90
Exercise price	$0.01
Implied annual volatility of FRGT ordinary shares	147%
Risk free interest rate of return	4.25%
Time to maturity	3 Years
Conversion ratio	1-to-1
Dividend yield	0.0%